Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Delivery of vessels from shipyards
During the period from January 1, 2016 to February 29, 2016, we took delivery of the following eight vessels that were under construction as of December 31, 2015 (see Note 5):

•	SBI Sousta, a Kamsarmax vessel

•	SBI Rock, a Kamsarmax vessel

•	SBI Achilles, an Ultramax vessel

•	SBI Lambada, a Kamsarmax vessel

•	SBI Hercules, an Ultramax vessel

•	SBI Reggae, a Kamsarmax vessel

•	SBI Perseus, an Ultramax vessel

•	SBI Hermes, an Ultramax vessel
Agreements to delay delivery and modification of shipbuilding contracts
During the period from January 1, 2016 to February 29, 2016, we reached agreements in principle with shipyards to delay the delivery of two Ultramax vessels and six Kamsarmax vessels under construction by approximately six months each. These vessels, previously expected to be delivered between March 2016 and September 2016 are now expected to be delivered between September 2016 and April 2017. Pursuant to these delays, $40,744 that was previously expected to be paid to shipyards during 2016 (see Note 7) is now expected to be paid in 2017.
In February 2016, we reached an agreement with a shipyard in China to reduce the price to be paid under the final installments of the construction contracts in respect to two Ultramax vessels to be delivered in Q2 2016 by $900 in aggregate.
Sale of assets held for sale
During the period from January 1, 2016 to February 29, 2016, we sold the three vessels and four of the vessels under construction that we classified as held for sale as of December 31, 2015 for amounts approximating their carrying values as of December 31, 2015 (see Note 6).
Pursuant to these sales, we repaid $83,261 under our $411.3 Million Credit Facility and have reduced our available commitment under the $409 Million Credit Facility by $63,037.
Borrowings and repayments under secured credit facilities
During the period from January 1, 2016 to February 29, 2016, we borrowed an aggregate amount of $103,355 under our secured credit facilities.
During the period from January 1, 2016 to February 29, 2016, we repaid an aggregate amount of $105,263 on our secured credit facilities, including the $83,261 repaid upon the sale of three vessels held for sale described above. A summary of our outstanding borrowing under our credit facilities as of December 31, 2015 and February 29, 2016 is as follows:

	As of December 31, 2015	February 29, 2016
	Amount outstanding	Amount outstanding	Amount available
$39.6 Million Credit Facility	$30,754	$22,537	$—
$409 Million Credit Facility	94,473	114,375	115,800
$330 Million Credit Facility	173,950	201,025	105,000
$42 Million Credit Facility	36,588	44,290	—
$67.5 Million Credit Facility	29,666	41,307	16,350
$411.3 Million Credit Facility	83,261	—	—
$12.5 Million Credit Facility	11,750	11,750	—
$27.3 Million Credit Facility	—	23,250	—
Total	$460,442	$458,534	$237,150

Credit facility amendments/prepayments
During February 2016, the Company agreed in principle with its lenders to amend all of its credit facilities to reduce the minimum cash liquidity covenant to the greater of $25,000 or $700 per owned vessel. Pursuant to receiving these amendments, the Company will prepay approximately $41,200 of principal installments on outstanding borrowings and certain expected future borrowings under its credit agreements, representing 12 months of installments on those borrowings, and will not be required to make the installment payments on certain of the borrowings that would have been due during the 12 subsequent months approximating $26,700. This $26,700 will be due upon final maturity of each borrowing. We have made additional prepayments to ensure compliance with certain loan covenants.
Cancellation of four time charter-in contracts
During February 2016, the Company reached agreement with the counterparties of four of its time charter-in agreements to terminate the agreements by March 19, 2016. Pursuant to this agreement, the Company paid $10,000 to the counterparties. These time charter-in agreements, which are above the current market rates, are expected to reduce the Company’s future charterhire payments, inclusive of the $10,000 payment, by $10,302.